Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 197,836	$ 180,368	$ 836,001	$ 618,489	$ 203,992
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of assets and impairments	1,910	2,090	9,519	27,727	445,647
Depreciation	204,059	179,950	763,285	673,730	621,102
Amortization of intangibles	39,282	37,635	155,675	139,279	131,302
Loss on early extinguishment of debt			0	115,288	0
Deferred income taxes, net of acquisitions	28,229	38,378	93,481	14,563	(50,487)
Current period provision for expected credit losses	2,247	3,022	17,353	9,719	15,509
Amortization of debt issuance costs	1,621	1,195	5,454	5,055	7,509
Share-based compensation	18,469	14,635	63,485	58,221	45,751
Interest accretion	4,884	4,448	17,668	15,970	17,205
Payment of contingent consideration recorded in earnings			(2,982)	(520)	(10,371)
Adjustments to contingent consideration	(637)	(52)	(1,030)	2,954	18,418
Other	(2,937)	382	(8,217)	(1,260)	2,426
Changes in operating assets and liabilities, net of effects from acquisitions:
Net change in operating assets and liabilities, net of acquisitions	(52,605)	(21,154)
Accounts receivable, net			(100,546)	(54,688)	31,332
Prepaid expenses and other current assets			(752)	(8,229)	(17,749)
Accounts payable			192,850	66,752	(148,362)
Deferred revenue			42,252	31,707	14,981
Accrued liabilities			(28,082)	3,853	88,612
Increase (Decrease) in Asset Retirement Obligations			(18,881)	(21,040)	(6,484)
Increase (Decrease) in Other Operating Liabilities			(14,041)	659	(1,812)
Net cash provided by operating activities	442,358	440,897	2,022,492	1,698,229	1,408,521
Cash flows from investing activities:
Payments for acquisitions, net of cash acquired	(144,611)	(355,212)	(2,206,901)	(960,449)	(388,789)
Capital expenditures for property and equipment	(175,786)	(152,318)	(912,677)	(744,315)	(597,053)
Capital expenditure for undeveloped landfill property			0	0	(67,508)
Investments in noncontrolling interests			0	(25,000)	0
Proceeds from disposal of assets	1,260	15,012	30,676	42,768	19,084
Other	1,378	2,637	1,731	(6,486)	(11,777)
Net cash used in investing activities	(317,759)	(489,881)	(3,087,171)	(1,693,482)	(1,046,043)
Cash flows from financing activities:
Proceeds from long-term debt	336,649	1,305,288	4,816,146	2,112,193	1,815,625
Principal payments on notes payable and long-term debt	(320,027)	(505,597)	(3,073,985)	(1,893,100)	(1,542,958)
Premiums paid on early extinguishment of debt			0	(110,617)	0
Payment of contingent consideration recorded at acquisition date	(1,319)	(3,571)	(16,911)	(12,934)	(12,566)
Change in book overdraft	5,421	87	(1,076)	(367)	1,096
Payments for repurchase of common shares		(424,999)	(424,999)	(338,993)	(105,654)
Payments for cash dividends	(65,788)	(59,391)	(243,013)	(220,203)	(199,883)
Tax withholdings related to net share settlements of equity-based compensation	(22,966)	(17,236)	(18,358)	(18,606)	(23,446)
Debt issuance costs		(4,382)	(13,271)	(18,521)	(11,117)
Proceeds from issuance of shares under employee share purchase plan	1,841	1,554	3,270	1,222	0
Proceeds from sale of common shares held in trust	765	305	660	430	679
Net cash provided by (used in) financing activities	(65,424)	292,058	1,028,463	(499,496)	(78,224)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(54)	595	(2,035)	(25)	6,914
Net increase in cash, cash equivalents and restricted cash	59,121	243,669	(38,251)	(494,774)	291,168
Cash, cash equivalents and restricted cash at beginning of period	181,364	219,615	219,615	714,389	423,221
Cash, cash equivalents and restricted cash at end of period	240,485	463,284	181,364	219,615	714,389
SUPPLEMENTARY DISCLOSURES OF CASH FLOW INFORMATION AND NON-CASH TRANSACTIONS:
Cash paid for income taxes			100,156	146,198	104,618
Cash paid for interest			177,424	157,485	142,310
Changes in accrued capital expenditures for property and equipment			36,671	22,153	(10,940)
In connection with its acquisitions, the Company assumed liabilities as follows:
Fair value of assets acquired			2,471,202	1,230,396	514,234
Payments for acquisitions, net of cash acquired	(144,611)	(355,212)	(2,206,901)	(960,449)	(388,789)
Change in open working capital settlements at year end			0	0	(1,505)
Liabilities assumed and notes payable issued to sellers of businesses acquired	$ 34,224	$ 40,122	$ 264,301	$ 269,947	$ 123,940